Deferred Offering Costs (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Deferred Offering Costs (Details) [Line Items]
Accumulated deferred offering costs	$ 19,884	$ 967,793
Deferred charges	19,884
IPO [Member]
Deferred Offering Costs (Details) [Line Items]
Accumulated deferred offering costs	$ 1,987,086